Short-term and long-term borrowings (Details) $ in Thousands	1 Months Ended
	May 31, 2024 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Nov. 26, 2018 loan
Disclosure of detailed information about borrowings [line items]
Current portion of borrowings with related party		$ 34,846	$ 0
Long-term borrowings with related party		$ 0	34,014
4.6% Senior Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.60%	4.60%		4.60%
Current portion of borrowings with related party		$ 34,846	0
Long-term borrowings with related party		0	$ 34,014
Number of borrowings extended | loan				3
Borrowings		$ 34,800
Interest expense on borrowings	$ 9,600
Borrowings term	2 years